VANECK FABLESS SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS : 99.9%
Bermuda : 4.5%
Marvell Technology, Inc.
(USD) 12,388 $ 1,368,255
Underline
Taiwan : 1.4%
Silicon Motion Technology
Corp. (ADR) 8,061 435,697
Underline
United Kingdom : 3.9%
ARM Holdings Plc (ADR) * 9,640 1,189,190
Underline
United States : 90.1%
Advanced Micro Devices,
Inc. * 11,781 1,423,027
Allegro MicroSystems, Inc. * 22,201 485,314
Ambarella, Inc. * 8,565 623,018
Astera Labs, Inc. * 11,251 1,490,195
Broadcom, Inc. 25,102 5,819,648
Cadence Design Systems,
Inc. * 4,963 1,491,183
Number
of Shares Value
United States (continued)
Cirrus Logic, Inc. * 9,688 $ 964,731
Impinj, Inc. * 4,142 601,667
Lattice Semiconductor
Corp. * 16,293 922,998
Monolithic Power Systems,
Inc. 2,213 1,309,432
NVIDIA Corp. 44,018 5,911,178
Power Integrations, Inc. 10,073 621,504
Qualcomm, Inc. 9,594 1,473,830
Rambus, Inc. * 17,240 911,306
Semtech Corp. * 12,129 750,179
Silicon Laboratories, Inc. * 4,998 620,852
SiTime Corp. * 2,341 502,215
Synaptics, Inc. * 5,345 407,930
Synopsys, Inc. * 2,693 1,307,074
27,637,281
Total Common Stocks
(Cost: $29,483,507) 30,630,423
Total Investments: 99.9%
(Cost: $29,483,507) 30,630,423
Other assets less liabilities: 0.1% 30,304
NET ASSETS: 100.0% $ 30,660,727
Definitions:
ADR American Depositary Receipt
USD United States Dollar
* Non-income producing